Financial instruments and risk management - Sensitivity analysis for foreign currency risk (Details) - Foreign currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, percent	1.00%
Reasonably possible decrease in risk variable, percent	1.00%
Reasonably possible increase in risk variable, impact on net loss	$ 178	$ 312
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	19	12
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on net loss	$ 159	$ 300